Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 14 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following events necessitated disclosure:

On March 25, 2019 pursuant to the Merger Agreement, the Company consummated a Merger and became a wholly owned subsidiary of Bioblast Pharma Ltd. as described in note 1.a.

On March 24, 2019 the Company changed its name from Enlivex Therapeutics Ltd. to Enlivex Therapeutics R&D Ltd. and Bioblast Pharma Ltd. changed its name to Enlivex Therapeutics Ltd.